Derivative Financial Instruments (Gain Or Loss Recognized In Earnings On Derivatives) (Detail) (Derivatives Not Designated As Hedging Instruments [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Forward Exchange Contracts [Member] Foreign Currency Exchange Gain (Loss), Net [Member] USD ($)	Mar. 31, 2012 Forward Exchange Contracts [Member] Foreign Currency Exchange Gain (Loss), Net [Member] JPY (¥)	Mar. 31, 2011 Forward Exchange Contracts [Member] Foreign Currency Exchange Gain (Loss), Net [Member] JPY (¥)
Derivative Instruments And Hedging Activities [Line Items]
Total	$ 1,059	¥ 87,000	¥ 155,000	$ 1,059	¥ 87,000	¥ 155,000